RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
30. RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Gansu Jintai")*	60,973,795	-
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	-	44,616
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules	-	1,414,039,443

Advances to related parties
Advances to ReneSola Ltd.	1,021,128	661,788

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	-	610,200,000

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	-	68,106
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	-	16,704,113
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	-	62,352,655

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	-	173,375,586

Total	61,994,923	2,277,446,307

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	12,544	-
Accounts payable due to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest)	1,465,985	-

Advances from related parties
Advances from Jiangxi Jinko Engineering for sales of solar modules	-	60,541,490

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	4,969,104	7,528,551
Payable of travel reimbursement	23,871	-
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	-	68,505,022

Total	6,471,504	136,575,063

Borrowings due to subsidiaries of China Development Bank**	2,156,500,000	-

Accrued interest due to subsidiaries of China Development Bank**	3,252,783	-

*Gansu Jintai is an affiliated company in which Jiangxi Jinko Engineering owns 28% equity interest after the disposition of the Group’s downstream solar projects business, and it is no longer of the Group’s related party.

** In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank. After the disposition of the Group’s downstream solar projects business, China Development Bank is no longer of the Group’s related party.

(1)
Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b) Related party transactions

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with Jiangxi Jinko Engineering under which the Group agreed to provide guarantee for Jinko Engineering’s financing obligations under its separate loan agreements. In the event that Jiangxi Jinko Engineering fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the loan agreements, which amounted to RMB 6.6 billion (US$945.2 million) as of December 31, 2016. The Company will charge Jiangxi Jinko Engineering service fees for the debt payment guarantee service according the master service agreement.

In addition, according to the side agreement signed among the Company, Jiangxi Jinko Engineering and investors of Jiangxi Jinko Engineering (the original redeemable preferred shareholders of JinkoSolar Power), the investors of Jiangxi Jinko Engineering will have the right to redeem the common shares of Jiangxi Jinko Engineering held by them, and, as a result of a guarantee issued by the Company, in the event that Jiangxi Jinko Engineering fails to perform its redemption obligations, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the redemption, which amounted to US$297.3 million as of December 31, 2016. The Company will also charge Jiangxi Jinko Engineering service fees for the redemption guarantee service according the master service agreement.

Pursuant to the master service agreement, guarantee service fee would be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates.

As of December 31, 2016, the Company recorded the guarantee fee income receivable amounted to RMB235,728,241 and a guarantee liability fair value at fair value of RMB226,086,556. The guarantee liability will be amortized over the expected guarantee period in the subsequent reporting periods. Other income from Jiangxi Jinko for the guarantee fee amortized during the period from November to December, 2016 amounted to RMB9,641,685.

For the years ended December 31, 2014, 2015 and 2016, revenues from sales of products and provision of processing services to subsidiaries of ReneSola amounted to RMB557,097, nil and nil, respectively.

For the year ended December 31, 2016, revenues from sales of products to subsidiaries of Gansu Heihe amounted to RMB102,998,133.

After the disposition date of downstream solar project business through December 31, 2016, sales of solar module products to subsidiaries of Jiangxi Jinko Engineering amounted to RMB35,526,817.

For the years ended December 31, 2014, 2015 and 2016, raw materials purchased from a subsidiary of ReneSola amounted to RMB22,977,148, RMB 62,640 and nil, respectively.

For the years ended December 31, 2014, 2015 and 2016, raw materials purchased from a subsidiary of Desun amounted to RMB1,252,979 nil and nil, respectively.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun charged Jiangxi Jinko RMB1,100,304 in rent for each year ended December 31, 2014, 2015 and 2016 respectively.

For the years ended December 31, 2014, 2015 and the period from January 1 2016 through the disposition date of downstream solar project business, borrowings from subsidiaries of China Development Bank amounted to RMB1,002,140,000, RMB 1,210,000,000, RMB 90,000,000, respectively. Repayment of borrowings to subsidiaries of China Development Bank amounted to RMB 4,000,000 and RMB 409,640,000, RMB 82,000,000, respectively. Interest charges in connection with the borrowings from China Development Bank amounted to RMB 52,883,293, RMB 107,011,736, RMB 100,832,419, respectively.

During the years ended December 31, 2015 and 2016, the Shareholders provided guarantees for the Group's several short-term and long-term bank borrowings. As of December 31, 2015 and 2016, the balances of short-term borrowings guaranteed by the Shareholders were RMB177,994,478 and RMB nil, respectively. As of December 31, 2015 and 2016, the balances of long-term borrowings guaranteed by the Shareholders were nil and nil, respectively (Note 22).

The Company entered into a RMB90,000,000 loan agreement with a domestic bank in 2016 which was collateralized on Desun's equipment and land use right amounted to RMB 25,473,000 and the Group’s certain building and equipment. .

The Company entered into a RMB76,307,000 loan agreement with Pingan Bank in 2016 which was collateralized on the RMB80,000,000 bank deposit owned by Shanghai JinkoSolar PV Electricity Co., Ltd, a subsidiary of Jiangxi Jinko Engineering.